Segment Information (Details) - Schedule of total revenue attributable to each segment	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated revenue	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
North America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated revenue	100.00%	97.00%	63.50%	96.70%	70.30%	72.10%
U.K. [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated revenue		0.60%	36.50%	1.10%	3.10%	5.50%
Other foreign markets [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated revenue		2.40%		2.20%	26.60%	22.40%